Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 020
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Assets and liabilities measured at fair value are classified using the following hierarchy, which is based upon the transparency of inputs to the valuation as of the measurement date:

•Level 1 – Valuation is based upon quoted prices (unadjusted) for identical assets or liabilities in active markets.
•Level 2 - Valuation is based upon quoted prices for similar assets and liabilities in active markets, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.
•Level 3 – Valuation is based upon other unobservable inputs that are significant to the fair value measurement.
The Commingled Trust’s assets and pooled separate account measured at fair value on a recurring basis are as follows:

	December 31, 2025
(Dollars in Thousands)	Level 1	Level 2	Level 3	Total
Mutual Funds	$261,604	$—	$—	$261,604
Common Stock	31,339	—	—	31,339
Total Assets in the Fair Value Hierarchy	$292,943	$—	$—	292,943
Investments Measured at Net Asset Value:
Common Collective Trusts				3,065,713
Total Investments at Fair Value				$3,358,656

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual Funds	$241,385	$—	$—	$241,385
Common Stock	35,250	—	—	35,250
Total Assets in the Fair Value Hierarchy	$276,635	$—	$—	276,635
Investments Measured at Net Asset Value:
Common Collective Trusts				2,858,180
Total Investments at Fair Value				$3,134,815

The Plan directly held $690,574 in a pooled separate account at December 31, 2024, which was valued using net asset value.

The classification of fair value measurements within the hierarchy is based upon the lowest level of input that is significant to the measurement. Investments that were measured at net asset value (“NAV”) per share are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to total investments at fair value of the Commingled Trust. Valuation methodologies used for assets measured at fair value are as follows:

Mutual Funds: Valued at the NAV of shares held by the Commingled Trust at year end, as determined by the closing price reported on the active market on which the individual securities are traded.

Common Stock: Valued at the year-end closing price reported on the active market on which the individual securities are traded.
Common Collective Trusts: Valued at the NAV of units held by the Commingled Trust at year end. The NAV, as provided by the trustee of each common collective trust fund, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by each fund less its liabilities. This practical expedient would not be used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. Participant transactions (purchases and sales) may occur daily. If the plan were to initiate a full redemption of any common collective trust, each investment advisor reserves the right to temporarily delay withdrawal to ensure that securities liquidation will be carried out in an orderly business manner. The common collective trust funds had a fair value of approximately $3,065,713,000 and $2,858,180,000 as of December 31, 2025 and 2024, respectively, with no unfunded commitments, daily pricing frequency, and full redemption notice periods that extend no greater than 30 days.

Pooled Separate Accounts: The fair value of the investment in this category has been estimated using the net asset value (NAV) per unit provided by the administrator of the fund as a practical expedient. The NAV is not a publicly quoted price in an active market. The Principal U.S. Property Pooled Separate Account had a value of $690,574 at December 31, 2024.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.